Note 8 - Employee Benefit Plans (Details) - Net Periodic Pension Cost (Income) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Pension Benefits [Member]	Dec. 31, 2011 Pension Benefits [Member]	Dec. 31, 2010 Pension Benefits [Member]	Dec. 31, 2012 Other Benefits [Member]	Dec. 31, 2011 Other Benefits [Member]	Dec. 31, 2010 Other Benefits [Member]
Note 8 - Employee Benefit Plans (Details) - Net Periodic Pension Cost (Income) [Line Items]
Service cost	$ 1,058	$ 994	$ 2,115	$ 1,987	$ 3,974	$ 3,877	$ 2,203
Interest cost	969	1,017	1,939	2,034	4,068	4,114	3,724	3	4	4
Expected return on plan assets	1,205	1,145	2,409	2,290	(4,581)	(5,481)	(5,041)
Amortization of prior service cost	98	100	195	200	401	403	602
Amortization of net gain (loss) from earlier periods					2,826	880	867	(28)	(31)	(33)
Net periodic pension cost	$ 1,696	$ 1,672	$ 3,392	$ 3,344	$ 6,688	$ 3,793	$ 2,355	$ (25)	$ (27)	$ (29)